Sep. 30, 2023
Prospectus
Delaware Covered Call Strategy Fund
What is the Fund’s investment objective?
Delaware Covered Call Strategy Fund seeks long-term capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds by Macquarie®. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund writes (sells) call options on at least 80% of the Fund’s total assets (80% policy). The Fund normally writes (sells) covered call options listed on US exchanges on the equity securities held by the Fund to seek to lower the overall volatility of the Fund’s portfolio, protect the Fund from market declines, and generate income.  The call options written (sold) by the Fund will generally have an exercise price that is above the market price of the underlying security at the time the option is written (sold). The Fund’s equity investments consist primarily of common stocks of large-size US companies (companies over $10 billion in market capitalization), certain of which may pay dividends, and US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (ADRs)) traded on US securities exchanges.  To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (ETFs) that track certain market indices, such as the S&P 500. The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to equity markets during periods of declining equity prices.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.

In selecting investments, Ziegler Capital Management, LLC (ZCM), the Fund’s sub-advisor, considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. Call options written by the Fund are designed to create income, lower the overall volatility of the Fund’s portfolio, and mitigate the impact of market declines. ZCM considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums. Premiums received for a call option the Fund writes will be treated as a short-term capital gain if the option expires.

The Fund may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in an issuer’s profitability and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) an industry-wide decrease in demand for an issuer’s products or services. ZCM writes call options based upon its outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter-dated options. The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Call options risk — The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose a fund to additional costs. Derivatives may be difficult to sell, unwind or value.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

American depositary receipts risk — ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware Covered Call Strategy Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Covered Call Strategy Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund.  The Predecessor Fund was reorganized into the Fund after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Fund.

You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 12.89% for the quarter ended June 30, 2020, and its lowest quarterly return was -24.26% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Covered Call Strategy Fund | Risk Lose Money
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Delaware Covered Call Strategy Fund | Risk Not Insured Depository Institution
An investment in the Fund may not be appropriate for all investors.
Delaware Global Equity Fund
What is the Fund’s investment objective?
Delaware Global Equity Fund seeks long-term capital growth.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds by Macquarie®. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.The Fund invests in a portfolio of common stocks of companies that are located throughout the world, including the United States. The Fund may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Fund is a nondiversified fund.

Under normal circumstances, the Fund invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Fund may invest up to 80% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar. The Fund may invest up to 20% of its net assets in emerging markets securities.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Understandable and quality businesses are reasonably straightforward and void of excessive complexity, excessive debt and relative margin instability. Mispricings occur when shorter term market fluctuations lead to a discount between a stock’s price and its fair value. Fair value is derived from such factors as the long term sales and future earnings potential of a business. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors.

Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then further applying numerous valuation, quality and growth metrics hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

As an overlay to its bottom-up analysis, the Fund’s investment manager, Delaware Management Company (Manager), may consider factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk and currency risk. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened or its margin and/or its valuation appears unsustainable, if it believes there are macro-economic factors that override a company’s fundamentals, and/or there exists political or economic instability in the issuer’s country. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Fund's Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Concentration risk — The risk that a concentration in a particular industry will cause a fund to be more exposed to developments affecting that single industry or industry group than a more broadly diversified fund would be. A fund could experience greater volatility or may perform poorly during a downturn in the industry or industry group because it is more susceptible to the economic, regulatory, political, legal and other risks associated with those industries than a fund that invests more broadly.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware Global Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Global Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund.  The Predecessor Fund was reorganized into the Fund after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Fund.

You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 16.42% for the quarter ended December 31, 2022, and its lowest quarterly return was -15.67% for the quarter ended December 31, 2018.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

*  The Fund changed its primary broad-based securities index to the MSCI ACWI (All Country World Index) Index as of October 31, 2023. The Fund elected to use the new index because it more closely reflects the Fund's current investment strategies.

Delaware Global Equity Fund | Risk Lose Money
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Delaware Global Equity Fund | Risk Not Insured Depository Institution
An investment in the Fund may not be appropriate for all investors.
Delaware Growth and Income Fund
What is the Fund’s investment objective?
Delaware Growth and Income Fund seeks long-term growth of capital and current income.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds by Macquarie®. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund primarily invests in common stocks of large-size companies. The Fund may also invest in mid- and small-size companies.

The Fund seeks to generate income by investing primarily in dividend paying companies. The Fund may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. The Fund may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Fund's investment manager, Delaware Management Company (Manager), serves as the Fund’s sub-advisor and manages the Fund’s assets.

Using a systematic bottom-up approach, the Fund seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen through superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company’s stock.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware Growth and Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Growth & Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund.  The Predecessor Fund was reorganized into the Fund after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Fund. As of January 29, 2021, the Fund is sub-advised by MIMGL. The historical returns prior to that date do not reflect this change.

You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 17.14% for the quarter ended December 31, 2022, and its lowest quarterly return was -26.47% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Growth and Income Fund | Risk Lose Money
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Delaware Growth and Income Fund | Risk Not Insured Depository Institution
An investment in the Fund may not be appropriate for all investors.
Delaware Hedged U.S. Equity Opportunities Fund
What is the Fund’s investment objective?
Delaware Hedged U.S. Equity Opportunities Fund seeks total return and, secondarily, capital preservation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds by Macquarie®. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its investment objective by investing in a broadly diversified portfolio of common stocks of any market capitalization while also investing in derivatives to help manage investment risk. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of US issuers and investments that provide exposure to such securities, including exchange-traded funds (80% policy). The Fund defines US issuers to include: (1) issuers that are incorporated or headquartered in the US; (2) issuers whose securities are principally traded in the US; (3) issuers with a majority of their business operations or assets in the US; and (4) issuers who derive a majority of their revenues or profits from the US. To a lesser extent, the Fund also may invest in the equity securities of foreign issuers. The portfolio management team also seeks to manage the Fund’s market risk and the risk of loss from significant events by investing in derivatives.  The Fund may engage in active and frequent trading which may result in high portfolio turnover.

Wellington Management Company LLP (Wellington Management), the Fund’s sub-advisor, allocates the Fund’s equity investments across a range of equity market investment styles managed by Wellington Management that are focused on total return or growth of capital (underlying styles) to create a portfolio with broad market exposure.

Wellington Management allocates the Fund’s assets among the underlying styles to create a portfolio that represents a wide range of investment philosophies, companies, industries and market capitalizations. The underlying styles make investments based on their specific investment philosophies, for example, value, growth, high quality, or low volatility.  The portfolio management team seeks to combine complementary underlying styles, monitoring the Fund’s risk profile and strategically rebalancing the portfolio. In selecting different underlying styles, Wellington Management considers, among other things, the relative level of an underlying style’s “active share” (i.e., the extent to which the underlying style’s holdings diverge from the underlying style’s benchmark index), and the “active share” of the Fund (i.e., the extent to which the Fund’s holdings diverge from the Fund’s benchmark index).

For each underlying style, Wellington Management has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal proprietary research. The underlying styles generally invest in equity securities, but may also use derivatives for investment purposes.  The underlying styles do not use derivatives solely for the purpose of creating leverage. Wellington Management’s investment personnel for each underlying style are responsible for selecting the Fund’s investments within their specific underlying styles. In selecting prospective investments for each underlying style, Wellington Management may employ qualitative and quantitative portfolio management techniques.

In addition to allocating the Fund’s assets to the underlying styles, Wellington Management seeks to manage the Fund’s aggregate investment risks, specifically, the risk of loss associated with markets generally as well as the risk of loss from significant events, by investing in derivatives. This strategy principally involves the purchase and sale of put and call options on indices and the purchase and sale of index futures contracts.

The use of derivatives is intended to hedge overall risks to the Fund, but not the risks associated with single or groups of investments or single or groups of underlying styles.  As a result, Wellington Management’s derivatives strategy may protect the Fund from losses associated with a general market decline, but would not protect the Fund from losses resulting from a single investment or group of investments held by the Fund.  The Fund may invest in cash and cash equivalents.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Hedging risk — Hedging seeks to limit downside risks, but will also limit a fund’s return potential, especially during periods of rapid or large market gains. Hedging activities involve fees and expenses, which can further reduce returns. If a fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce a fund’s return, and/or create a loss.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio managers anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Asset allocation risk — The risk associated with the allocation of a fund’s assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a fund’s performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a fund performing poorly.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware Hedged U.S. Equity Opportunities Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Hedged U.S. Equity Opportunities Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund.  The Predecessor Fund was reorganized into the Fund after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Fund.

You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 13.85% for the quarter ended June 30, 2020, and its lowest quarterly return was -13.53% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Hedged U.S. Equity Opportunities Fund | Risk Lose Money
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Delaware Hedged U.S. Equity Opportunities Fund | Risk Not Insured Depository Institution
An investment in the Fund may not be appropriate for all investors.
Delaware Opportunity Fund
What is the Fund’s investment objective?
Delaware Opportunity Fund seeks long-term capital growth.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds by Macquarie®. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests primarily in mid-size companies that the Manager believes offer attractive valuation and quality characteristics. The Fund invests primarily in US companies but may also invest in foreign companies that are listed in the US. Companies with attractive valuations are those that have a lower valuation than the company’s historical average valuation and a lower valuation than the company’s competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt. The Fund also may invest in active or passive exchange-traded funds (ETFs) to gain exposure to such securities and up to 20% of its net assets in real estate investment trusts (REITs). The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated, or alternative investments become more attractive. The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund's expenses may be higher and performance may be lower.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware Opportunity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Opportunity Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

Class C and Class R shares do not have a full calendar year of performance as of the date of this Prospectus and therefore performance of the Class C and Class R shares is not included below. The performance of the Class C and Class R shares will appear in a future version of this Prospectus after Class C and Class R shares have annual returns for one complete calendar year.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund.  The Predecessor Fund was reorganized into the Fund after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Fund.

You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 23.65% for the quarter ended December 31, 2020, and its lowest quarterly return was -35.42% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Opportunity Fund | Risk Lose Money
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Delaware Opportunity Fund | Risk Not Insured Depository Institution
An investment in the Fund may not be appropriate for all investors.
Delaware Premium Income Fund
What is the Fund’s investment objective?
Delaware Premium Income Fund seeks to generate income.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds by Macquarie®. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund will write (sell) call options on a majority of its total assets.  Typically, all of the call options written (sold) by the Fund are expected to be “in the money” at the time they are written (sold). The Fund’s call option writing strategy is designed to generate income and lower the overall risk profile of the Fund’s portfolio.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the underlying security during the option period. An “in-the-money” call option means that its exercise price is below the current market price of the underlying security. The Fund receives premiums for writing covered call options as consideration for undertaking the obligations under the option contracts. Premiums received for a call option the Fund writes will be treated as a short-term capital gain if the option expires.

The Fund will normally write (sell) covered call options listed on US exchanges on the equity securities held by the Fund. The Fund’s equity investments will consist primarily of common stocks of large-size US companies (companies over $10 billion in market capitalization), certain of which may pay dividends, and US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (ADRs)), traded on US securities exchanges. To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (ETFs) that track certain market indices, such as the S&P 500. Small-capitalization companies are defined as companies that have a market cap no greater than $5 billion and mid-capitalization companies have a market cap between $5 and $10 billion. The Fund’s covered call writing strategy is intended to generate income rather than keep pace with the equity markets. As a result, the Fund may be expected to underperform equity markets during periods of sharply rising equity prices. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.

In selecting investments, Ziegler Capital Management, LLC (ZCM), the Fund’s sub-advisor, considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. ZCM considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in an issuer’s profitability and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; d) an industry-wide decrease in demand for an issuer’s products or services; or e) unattractive call premiums. ZCM writes call options based upon its outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Call options risk — The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing “in-the-money” covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but may bear the risk of declines in the value of the asset, which may not be fully offset by gains on call premiums received. Writing call options may expose a fund to additional costs. Derivatives may be difficult to sell, unwind or value.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

American depositary receipts risk — ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware Premium Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Premium Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund.  The Predecessor Fund was reorganized into the Fund after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Fund.

You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 11.05% for the quarter ended June 30, 2020, and its lowest quarterly return was -18.90% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Premium Income Fund | Risk Lose Money
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Delaware Premium Income Fund | Risk Not Insured Depository Institution
An investment in the Fund may not be appropriate for all investors.